UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: April 30

Date of reporting period: July 1, 2022 - January 20, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

WCM International Long-Term Growth Fund (WCMTX)

Reporting Period: July 1, 2022 through January 20, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c) Security ID	(d) Shareholder Meeting Date	(d) Proposal Type	(f) Proposal	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	WUXI APPTEC CO., LTD.	2359.HK	Y971B1118	13-Oct-22	Management	TO CONSIDER AND APPROVE THE PROPOSED ADOPTION OF THE 2022 H SHARE AWARD AND TRUST SCHEME	Yes	For	For
2	WUXI APPTEC CO., LTD.	2359.HK	Y971B1118	13-Oct-22	Management	TO CONSIDER AND APPROVE THE PROPOSED GRANT OF AWARDS TO THE CONNECTED SELECTED PARTICIPANTS UNDER THE 2022 H SHARE AWARD AND TRUST SCHEME	Yes	For	For
3	WUXI APPTEC CO., LTD.	2359.HK	Y971B1118	13-Oct-22	Management	TO CONSIDER AND AUTHORIZE THE BOARD AND/OR THE DELEGATEE TO HANDLE MATTERS PERTAINING TO THE 2022 H SHARE AWARD AND TRUST SCHEME WITH FULL AUTHORITY	Yes	Against	Against
4	WUXI APPTEC CO., LTD.	2359.HK	Y971B1118	13-Oct-22	Management	TO CONSIDER AND APPROVE THE PROPOSED CHANGE OF REGISTERED CAPITAL OF THE COMPANY	Yes	For	For
5	WUXI APPTEC CO., LTD.	2359.HK	Y971B1118	13-Oct-22	Management	TO CONSIDER AND APPROVE THE PROPOSED AMENDMENTS TO THE ARTICLES OF ASSOCIATION	Yes	For	For
6	TCS GROUP HOLDING PLC	TCS.LI	87238U203	22-Nov-22	Management	APPOINTMENT OF CHAIRPERSON OF THE MEETING	Yes	For	For
7	TCS GROUP HOLDING PLC	TCS.LI	87238U203	22-Nov-22	Management	TO APPOINT KITESERVE LIMITED, CYPRUS AS AUDITORS OF THE COMPANY AND TO AUTHORISE THE BOARD OF DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITORS IN ACCORDANCE WITH THEIR TERMS OF ENGAGEMENT	Yes	For	For
8	TCS GROUP HOLDING PLC	TCS.LI	87238U203	22-Nov-22	Management	TO RE-APPOINT MR. DANIEL WOLFE AS A DIRECTOR OF THE COMPANY	Yes	For	For
9	TCS GROUP HOLDING PLC	TCS.LI	87238U203	22-Nov-22	Management	TO RE-APPOINT MR. SERGEY ARSENYEV AS A DIRECTOR OF THE COMPANY	Yes	For	For
10	TCS GROUP HOLDING PLC	TCS.LI	87238U203	22-Nov-22	Management	TO RE-APPOINT MS. MARGARITA HADJITOFI AS A DIRECTOR OF THE COMPANY	Yes	For	For
11	TCS GROUP HOLDING PLC	TCS.LI	87238U203	22-Nov-22	Management	TO APPROVE THE REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS	Yes	For	For
12	TCS GROUP HOLDING PLC	TCS.LI	87238U203	22-Nov-22	Management	TO AUTHORISE THE BOARD OF DIRECTORS TO BUY BACK ANY ORDINARY SHARES, OR INTERESTS IN ORDINARY SHARES INCLUDING GLOBAL DEPOSITORY RECEIPTS, IN THE COMPANY	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)*	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	May 9, 2023

*	Print the name and title of each signing officer under his or her signature.